Quarterly portfolio holdings
John Hancock
Emerging Markets Equity Fund
International equity
July 31, 2025
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Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 91.7%		$1,163,130,081
(Cost $800,269,238)
Brazil 3.2%		41,027,867
Banco BTG Pactual SA	2,182,100	15,248,649
TOTVS SA	1,591,400	12,394,023
WEG SA	2,019,700	13,385,195
China 23.1%		293,496,315
BYD Company, Ltd., H Shares	816,000	11,914,293
Centre Testing International Group Company, Ltd., Class A	12,061,208	20,335,961
Contemporary Amperex Technology Company, Ltd., Class A	792,626	29,019,440
Eastroc Beverage Group Company, Ltd., Class A	361,067	14,113,438
Kingsoft Corp., Ltd.	2,923,200	13,292,534
Meituan, Class B (A)(B)	1,845,090	28,465,198
NARI Technology Company, Ltd., Class A	9,389,886	28,544,763
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	340,058	10,907,902
Sunny Optical Technology Group Company, Ltd.	1,506,300	13,956,364
Tencent Holdings, Ltd.	1,587,800	111,165,370
Yum China Holdings, Inc.	252,379	11,781,052
Greece 6.3%		79,702,933
National Bank of Greece SA	2,711,165	37,816,871
Piraeus Financial Holdings SA (B)	5,447,219	41,886,062
India 19.1%		241,822,336
360 ONE WAM, Ltd.	1,554,059	18,606,389
Coforge, Ltd.	392,860	7,781,346
Eternal, Ltd. (B)	4,714,641	16,510,756
HDFC Bank, Ltd.	1,145,672	26,288,617
ICICI Bank, Ltd.	2,457,870	41,492,169
KEI Industries, Ltd.	573,376	25,014,380
Mahindra & Mahindra, Ltd.	782,956	28,472,109
MakeMyTrip, Ltd. (B)	210,564	19,706,685
Max Healthcare Institute, Ltd.	1,197,503	17,044,207
PB Fintech, Ltd. (B)	920,349	18,843,751
Reliance Industries, Ltd.	1,397,190	22,061,927
Indonesia 4.5%		57,112,948
Bank Central Asia Tbk PT	29,543,000	14,806,817
Bank Mandiri Persero Tbk PT	101,072,200	27,514,964
Sumber Alfaria Trijaya Tbk PT	105,236,500	14,791,167
Mexico 3.5%		44,122,623
Arca Continental SAB de CV	1,171,200	12,210,528
BBB Foods, Inc., Class A (B)	422,315	10,777,479
Grupo Financiero Banorte SAB de CV, Series O	2,373,100	21,134,616
Netherlands 0.9%		11,284,117
Prosus NV (B)	197,531	11,284,117
Peru 0.8%		10,557,402
Credicorp, Ltd.	44,546	10,557,402
Poland 1.2%		14,773,619
Dino Polska SA (A)(B)	1,120,220	14,773,619
Russia 0.0%		0
Sberbank of Russia PJSC, ADR (B)(C)	558,398	0
Saudi Arabia 0.8%		10,349,605
Saudi Tadawul Group Holding Company	237,344	10,349,605
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore 4.8%		$60,764,970
Grab Holdings, Ltd., Class A (B)	1,307,485	6,393,602
Sea, Ltd., ADR (B)	118,693	18,593,258
Trip.com Group, Ltd.	576,300	35,778,110
South Korea 2.5%		31,783,467
SK Hynix, Inc.	163,988	31,783,467
Taiwan 16.8%		213,321,496
E Ink Holdings, Inc.	1,596,000	10,867,502
eMemory Technology, Inc.	535,000	36,216,580
MediaTek, Inc.	533,000	24,136,673
Taiwan Semiconductor Manufacturing Company, Ltd.	3,691,000	142,100,741
United Arab Emirates 0.8%		9,690,167
Talabat Holding PLC	28,325,234	9,690,167
United Kingdom 1.4%		18,282,798
Anglo American PLC	649,750	18,282,798
Uruguay 2.0%		25,037,418

MercadoLibre, Inc. (B)	10,547	25,037,418
Preferred securities 8.2%		$103,492,298
(Cost $68,303,571)
Brazil 1.8%		22,900,606
Itau Unibanco Holding SA	3,647,130	22,900,606
South Korea 6.4%		80,591,692
Samsung Electronics Company, Ltd.	1,957,323	80,591,692

	Yield (%)	Shares	Value
Short-term investments 0.8%			$9,896,310
(Cost $9,896,310)
Short-term funds 0.8%			9,896,310
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.1443(D)	9,896,310	9,896,310

Total investments (Cost $878,469,119) 100.7%	$1,276,518,689
Other assets and liabilities, net (0.7%)	(8,652,964)
Total net assets 100.0%	$1,267,865,725

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following sector composition as a percentage of net assets on 7-31-25:
Information technology	28.4%
Financials	24.4%
Consumer discretionary	15.6%
Communication services	11.3%
Industrials	9.7%
Consumer staples	5.2%
Health care	2.2%
Energy	1.7%
Materials	1.4%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	3

Short-term investments and other	0.1%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$41,027,867	$41,027,867	—	—
China	293,496,315	11,781,052	$281,715,263	—
Greece	79,702,933	—	79,702,933	—
India	241,822,336	19,706,685	222,115,651	—
Indonesia	57,112,948	—	57,112,948	—
Mexico	44,122,623	44,122,623	—	—
Netherlands	11,284,117	—	11,284,117	—
Peru	10,557,402	10,557,402	—	—
Poland	14,773,619	—	14,773,619	—
Russia	—	—	—	—
Saudi Arabia	10,349,605	—	10,349,605	—
Singapore	60,764,970	24,986,860	35,778,110	—
South Korea	31,783,467	—	31,783,467	—
Taiwan	213,321,496	—	213,321,496	—
United Arab Emirates	9,690,167	—	9,690,167	—
United Kingdom	18,282,798	—	18,282,798	—
Uruguay	25,037,418	25,037,418	—	—
Preferred securities
Brazil	22,900,606	22,900,606	—	—
South Korea	80,591,692	—	80,591,692	—
Short-term investments	9,896,310	9,896,310	—	—
Total investments in securities	$1,276,518,689	$210,016,823	$1,066,501,866	—
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	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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